THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 8
   -------------------------------------------------------------------------
 NOVEMBER, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
 -----------------------------------------------------------------------------
              CONFIDENTIAL TREATMENT EXPIRED ON 8 NOVEMBER, 2000.
              ---------------------------------------------------




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

Check here if Amendment [x]; Amendment Number:          1
                                               ------------------

This Amendment (Check only one):     [ ] is a restatement
                                     [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          -----------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          -----------------------------
          P.O. Box HM 2905
          -----------------------------
          Hamilton HM LX Bermuda

Form 13F File Number 28-1432
                     -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lisa D. Levey
        --------------------------------
Title:  General Counsel
        --------------------------------
Phone:  212-750-8585
        --------------------------------

Signature, Place, and Date of Signing:
   /s/ Lisa D. Levey           New York, NY              18 May, 2001
   -----------------           ------------              ------------

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
  ------------------     --------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:             0
                                              ----------------

Form 13F Information Table Entry Total:       37
                                              ----------------

Form 13F Information Table Value Total:       $10,966,747
                                              ---------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.          Form 13F File Number           Name
              28-
----          ---------------------     ----------------

[Repeat as necessary.]

   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 8
   -------------------------------------------------------------------------
 NOVEMBER, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
 -----------------------------------------------------------------------------
              CONFIDENTIAL TREATMENT EXPIRED ON 8 NOVEMBER, 2000.
              ---------------------------------------------------

                           FORM 13-F INFORMATION TABLE
                   REPORTING MANAGER: W.P. STEWART & CO., LTD.

DATE AS OF 9/30/99

          COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5   COLUMN 6     COLUMN 7         COLUMN 8
          --------                 --------      --------    --------     --------   --------     --------         --------

                                   TITLE OF                   VALUE                 INVESTMENT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER               CLASS        CUSIP NO.   (x$1000)      SHARES   DISCRETION   MANAGERS     SOLE    SHARED    NONE
       ---------------           ------------    ---------   --------     --------  -----------  ---------   ------  --------   ----

ALBERTSON'S INC                  COMMON STOCK    013104104     125289      3166862     SOLE        NONE      3166862
AUTOMATIC DATA PROCESSING INC    COMMON STOCK    053015103    1189686     26659634     SOLE        NONE     26659634
AUTOZONE INC.                    COMMON STOCK    053332102     617673     22010616     SOLE        NONE     22010616
CISCO SYSTEMS INC.               COMMON STOCK    17275R102      76645      1117879     SOLE        NONE      1117879
CLOROX CO                        COMMON STOCK    189054109       8243       215510     SOLE        NONE       215510
COCA COLA CO.                    COMMON STOCK    191216100     131671      2728925     SOLE        NONE      2728925
CVS CORP.                        COMMON STOCK    126650100     345016      8453695     SOLE        NONE      8453695
DELL COMPUTER CORP.              COMMON STOCK    247025109      26053       623080     SOLE        NONE       623080
DOLLAR GENERAL CORP.             COMMON STOCK    256669102     872872     28271165     SOLE        NONE     28271165
ELI LILLY & CO                   COMMON STOCK    532457108     278164      4333617     SOLE        NONE      4333617
FIRST DATA CORP.                 COMMON STOCK    319963104      47364      1079530     SOLE        NONE      1079530
GAP INC.                         COMMON STOCK    364760108     247191      7724733     SOLE        NONE      7724733
GATEWAY INC                      COMMON STOCK    367626108     156416      3554919     SOLE        NONE      3554919
GENERAL ELECTRIC CO.             COMMON STOCK    369604103     541163      4564368     SOLE        NONE      4564368
GILLETTE INC.                    COMMON STOCK    375766102     332565      9799333     SOLE        NONE      9799333
HOME DEPOT INC.                  COMMON STOCK    437076102      87917      1281121     SOLE        NONE      1281121
IMS HEALTH INC                   COMMON STOCK    449934108     151471      6639805     SOLE        NONE      6639805
INTEL CORP.                      COMMON STOCK    458140100     625198      8413090     SOLE        NONE      8413090
JOHNSON & JOHNSON                COMMON STOCK    478160104     379262      4128023     SOLE        NONE      4128023
MARRIOTT INTERNATIONAL INC       COMMON STOCK    571903202     192092      5876618     SOLE        NONE      5876618
MCDONALDS CORP.                  COMMON STOCK    580135101     810658     18743532     SOLE        NONE     18743532
MEDTRONIC INC.                   COMMON STOCK    585055106        725        20400     SOLE        NONE        20400
MERCK & CO., INC.                COMMON STOCK    589331107     454408      7011117     SOLE        NONE      7011117
MICROSOFT CORP.                  COMMON STOCK    594918104     265738      2934303     SOLE        NONE      2934303
NORTHERN TRUST CORP.             COMMON STOCK    665859104     167544      2006518     SOLE        NONE      2006518
PFIZER INC.                      COMMON STOCK    717081103     519059     14468552     SOLE        NONE     14468552
PROCTER & GAMBLE CO.             COMMON STOCK    742718109     440775      4701600     SOLE        NONE      4701600
SAFEWAY INC.                     COMMON STOCK    786514208      68888      1809862     SOLE        NONE      1809862
SERVICEMASTER CO (THE)           COMMON STOCK    81760N109     226330     14090575     SOLE        NONE     14090575
STARBUCKS CORP                   COMMON STOCK    855244109      20901       843432                            843432
STATE STREET CORP.               COMMON STOCK    857477103     399809      6186602     SOLE        NONE      6186602
STRYKER CORP.                    COMMON STOCK    863667101     519378     10158991     SOLE        NONE     10158991
SYSCO CORP.                      COMMON STOCK    871829107     145708      4155668     SOLE        NONE      4155668
WALGREEN CO.                     COMMON STOCK    931422109     311127     12261158     SOLE        NONE     12261158
WAL-MART STORES INC.             COMMON STOCK    931142103      32640       686254     SOLE        NONE       686254
WALT DISNEY CO HOLDING CO        COMMON STOCK    254687106      38257      1471434     SOLE        NONE      1471434
WM WRIGLEY JR. CO.               COMMON STOCK    982526105     112850      1639959     SOLE        NONE      1639959


                                                         $ 10,966,747  253,832,480                       253,832,480